Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001054556
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
E.I.I. Global Property Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. GLOBAL PROPERTY FUND — SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is total return through investing in real estate securities globally.
Fund Expenses	erst1054556_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the Global Fund:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $1,000,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	erst1054556_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Fund seeks to achieve its investment objective by primarily investing in U.S. and non-U.S. companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of U.S. and non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Global Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

Under normal market conditions, the Global Fund will invest at least 40% of its total assets in securities of companies domiciled outside the U.S. and will invest from 20% to 60% of its total assets in U.S.-domiciled companies. These guidelines may be waived for short-term defensive purposes.

E.I.I.’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser’s experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major global property markets (including those in emerging market countries), the Global Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the global orientation of the Global Fund. The Adviser will closely monitor the Fund’s exposure to markets and countries with the highest levels of risk.

In order to attempt to meet the Global Fund’s investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the Global Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the Fund’s expenses. The Adviser will monitor the Fund’s exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser’s internal guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of U.S. and non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

As a non-diversified fund, the Global Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund’s performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the Global Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk. The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Investor Profile

The Global Fund may be appropriate for investors who:

                  • seek to grow capital over the long term;

                  • are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

                  • seek a fund that may perform differently than other types of equity or bond funds;

                  • can withstand volatility in the value of their shares of the Fund; and

                  • wish to add to their investment portfolio a fund that invests primarily in companies operating in the global real estate industry.

An investment in the Global Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Fund Performance	erst1054556_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below show how the Global Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the Global Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	E.I.I. Global Property Fund Returns for Each Full Calendar Year Since the Fund's Inception on February 1, 2007	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 39.58% in the second quarter of 2009; the worst calendar quarter was -24.63% in the fourth quarter of 2008. The Global Fund’s total return for 2011 is -10.79% as of September 30, 2011.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Global Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
E.I.I. Global Property Fund | Institutional Class Share, E.I.I. Global Property Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	erst1054556_AdministrationFees	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	10,200
3 Years	rr_ExpenseExampleYear03	32,483
5 Years	rr_ExpenseExampleYear05	56,570
10 Years	rr_ExpenseExampleYear10	125,671
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(45.31%)
2009	rr_AnnualReturn2009	43.41%
2010	rr_AnnualReturn2010	17.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Global Fund's total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.79%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
E.I.I. Global Property Fund | Institutional Class Share, E.I.I. Global Property Fund | return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Fund return before taxes
One Year	rr_AverageAnnualReturnYear01	17.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
E.I.I. Global Property Fund | Institutional Class Share, E.I.I. Global Property Fund | return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Fund return after taxes on distributions
One Year	rr_AverageAnnualReturnYear01	17.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
E.I.I. Global Property Fund | Institutional Class Share, E.I.I. Global Property Fund | return after taxes on distributions and sale of shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Fund return after taxes on distributions and sale of shares
One Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
E.I.I. Global Property Fund | FTSE EPRA/NAREIT Developed Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	20.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.65%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
E.I.I. International Property Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. INTERNATIONAL PROPERTY FUND — SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund’s investment objective is to provide current income and long-term capital gains.
Fund Expenses	erst1054556_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the International Fund:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $1,000,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	erst1054556_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing primarily in international property companies whose business is to own, operate, develop and manage international real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

International property companies may include hotel and gaming companies, retailers, theatre companies, supermarket chains, developers and mortgage companies.

The securities in which the International Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

E.I.I.’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser’s experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major international property markets outside the U.S. (including those in emerging market countries), the International Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the international orientation of the International Fund. The Adviser will closely monitor the Fund’s exposure to markets and countries with the highest levels of risk (as measured by standard deviation of returns).

In order to attempt to meet the International Fund’s investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the Fund’s expenses. The Adviser will monitor the Fund’s exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser’s internal guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

As a non-diversified fund, the International Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund's performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the International Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk. The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Investor Profile

The International Fund may be appropriate for investors who:

                  • seek to grow capital over the long term;

                  • are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

                  • can withstand volatility in the value of their shares of the Fund; and

                  • wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the international real estate industry.

An investment in the International Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Fund Performance	erst1054556_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	E.I.I. International Property Fund Returns for Each Full Calendar Year Since the Fund's Inception on July 1, 2004	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.52% in the third quarter of 2008. The International Fund’s total return for 2011 is -17.50% as of September 30, 2011.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The International Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
E.I.I. International Property Fund | Institutional Class Share, E.I.I. International Property Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	erst1054556_AdministrationFees	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	10,200
3 Years	rr_ExpenseExampleYear03	32,483
5 Years	rr_ExpenseExampleYear05	56,570
10 Years	rr_ExpenseExampleYear10	125,671
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	21.36%
2006	rr_AnnualReturn2006	59.78%
2007	rr_AnnualReturn2007	(7.12%)
2008	rr_AnnualReturn2008	(48.47%)
2009	rr_AnnualReturn2009	51.40%
2010	rr_AnnualReturn2010	17.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	International Fund’s total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.50%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
E.I.I. International Property Fund | Institutional Class Share, E.I.I. International Property Fund | return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Fund return before taxes
One Year	rr_AverageAnnualReturnYear01	17.65%
Five Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. International Property Fund | Institutional Class Share, E.I.I. International Property Fund | return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Fund return after taxes on distributions
One Year	rr_AverageAnnualReturnYear01	17.35%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. International Property Fund | Institutional Class Share, E.I.I. International Property Fund | return after taxes on distributions and sale of shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Fund return after taxes on distributions and sale of shares
One Year	rr_AverageAnnualReturnYear01	12.00%
Five Years	rr_AverageAnnualReturnYear05	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. International Property Fund | FTSE EPRA/NAREIT Developed ex US Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed ex US Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.01%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. Realty Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. REALTY SECURITIES FUND — SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Domestic Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.
Fund Expenses	erst1054556_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the Domestic Fund:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $1,000,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Domestic Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	erst1054556_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Domestic Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Domestic Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The analyst team at E.I.I. analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Domestic Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:

• domestic and foreign stock markets or real estate markets go down;

• there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;

• one or more stocks in the Fund’s portfolio do not perform as well as expected;

• there are changes in interest rates;

• there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;

• there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or

• the real estate industry is affected by certain economic, political or regulatory occurrences.

In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund’s performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the Domestic Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investor Profile

The Domestic Fund may be appropriate for investors who:

                 • seek to grow capital over the long term;

                 • are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

                 • can withstand volatility in the value of their shares of the Fund; and

                 • wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Domestic Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund’s performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.
Fund Performance	erst1054556_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with two indices that are broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with two indices that are broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	E.I.I. Realty Securities Fund Returns for Each Full Calendar Year For The Last Ten Years	[4]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund’s total return for 2011 is -3.40% as of September 30, 2011.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Return (for the Periods Ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Domestic Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
E.I.I. Realty Securities Fund | Institutional Class Share, E.I.I. Realty Securities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	erst1054556_AdministrationFees	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	8,168
3 Years	rr_ExpenseExampleYear03	39,255
5 Years	rr_ExpenseExampleYear05	72,596
10 Years	rr_ExpenseExampleYear10	166,903
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	8.52%
2002	rr_AnnualReturn2002	(0.54%)
2003	rr_AnnualReturn2003	31.84%
2004	rr_AnnualReturn2004	34.51%
2005	rr_AnnualReturn2005	13.86%
2006	rr_AnnualReturn2006	33.99%
2007	rr_AnnualReturn2007	(14.88%)
2008	rr_AnnualReturn2008	(34.84%)
2009	rr_AnnualReturn2009	22.65%
2010	rr_AnnualReturn2010	27.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Domestic Fund’s total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.40%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
E.I.I. Realty Securities Fund | Institutional Class Share, E.I.I. Realty Securities Fund | return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Domestic Fund return before taxes
One Year	rr_AverageAnnualReturnYear01	27.46%
Five Years	rr_AverageAnnualReturnYear05	3.04%
Ten Years	rr_AverageAnnualReturnYear10	9.73%
E.I.I. Realty Securities Fund | Institutional Class Share, E.I.I. Realty Securities Fund | return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Domestic Fund return after taxes on distributions
One Year	rr_AverageAnnualReturnYear01	26.44%
Five Years	rr_AverageAnnualReturnYear05	(0.19%)
Ten Years	rr_AverageAnnualReturnYear10	6.22%
E.I.I. Realty Securities Fund | Institutional Class Share, E.I.I. Realty Securities Fund | return after taxes on distributions and sale of shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Domestic Fund return after taxes on distributions and sale of shares
One Year	rr_AverageAnnualReturnYear01	17.80%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Ten Years	rr_AverageAnnualReturnYear10	7.59%
E.I.I. Realty Securities Fund | NAREIT Equity Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NAREIT Equity Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	27.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.04%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.77%	[2]
E.I.I. Realty Securities Fund | Wilshire Real Estate Securities Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire Real Estate Securities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	29.12%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.30%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.35%	[2]

[1]	The best calendar quarter return during the period shown above was 39.58% in the second quarter of 2009; the worst calendar quarter was -24.63% in the fourth quarter of 2008. The Global Fund's total return for 2011 is -10.79% as of September 30, 2011.
[2]	An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.
[3]	The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.52% in the third quarter of 2008. The International Fund"s total return for 2011 is -17.50% as of September 30, 2011.
[4]	The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund's total return for 2011 is -3.40% as of September 30, 2011.